Leases - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Payments of lease liabilities	$ 1,205	$ 968	$ 763
Interest expenses on lease liabilities	349	278	132
Expenses for low value assets and short-term leases	$ 238	$ 190	$ 116
Weighted average incremental borrowing rate	11.25%	10.18%	9.29%